OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
OTHER CURRENT LIABILITIES
NOTE 8      -      OTHER CURRENT LIABILITIES

A.	Consists of:

	As of December 31,
	2 0 2 4	2 0 2 3

Accrued salaries and fringe benefits	41,024	27,105
Accrued warranty costs (See B below)	11,238	8,080
Governmental institutions	14,282	4,846
Governments grants payables	1,230	1,019
Other	259	244
	68,033	41,294

B.	Accrued Warranty Costs:

The Company provides standard warranty coverage on its systems. Parts and labor are covered under the terms of the warranty agreement. The Company accounts for the estimated warranty cost as a charge to costs of revenues when revenue is recognized.

Accrued warranty costs presented in:

	As of December 31,
	2 0 2 4	2 0 2 3

Other current liabilities	11,238	8,080
Other long-term liabilities	564	443
	11,802	8,523

The following table provides the changes in the product warranty accrual for the fiscal years ended December 31, 2024 and 2023:

	As of December 31,
	2 0 2 4	2 0 2 3

Balance as of beginning of year	8,523	10,630
Services provided under warranty	(14,437)	(11,764)
Changes in provision	17,716	9,657
Balance as of end of year	11,802	8,523